Earnings (loss) per share (Details) - Schedule of Earnings (Loss) of Potentially Dilutive Ordinary Shares - shares		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive Ordinary Shares		778,085	819,733	739,666
Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive Ordinary Shares	[1]	91,419	133,067	53,000
Warrant Inducement Offering [Member] | Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive Ordinary Shares	[1]	453,333	453,333	453,333
March 2021 Offering [Member] | Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive Ordinary Shares	[1]	233,333	233,333	233,333

[1]	Retrospectively adjusted for the effect of the Reverse Stock Split effected on November 20, 2022. See Note 12.